Strategic | Strategic Advisers Multi-Manager Income Fund
Fund Summary Fund/Class: Strategic Advisers® Multi-Manager Income Fund /Strategic Advisers Multi-Manager Income Fund
Investment Objective
The fund seeks high current income and, as a secondary objective, capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Strategic Strategic Advisers Multi-Manager Income Fund Class: Strategic Advisers Multi-Manager Income Fund
Shareholder fees (fees paid directly from your investment)	none

Annual operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses		Strategic Strategic Advisers Multi-Manager Income Fund Class: Strategic Advisers Multi-Manager Income Fund
Management fee		none
Distribution and/or Service (12b-1) fees		none
Other expenses		0.06%
Acquired fund fees and expenses	[1]	0.56%
Total annual operating expenses	[2]	0.62%
[1]	Adjusted to reflect current fees.
[2]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	Strategic Strategic Advisers Multi-Manager Income Fund Class: Strategic Advisers Multi-Manager Income Fund
1 year	63
3 years	199
5 years	346
10 years	774

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell non-affiliated funds or other types of securities directly (including non-affiliated exchange traded funds). If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 40% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying domestic equity, international equity, bond and short-term affiliated funds (i.e., Strategic Advisers and Fidelity funds) and non-affiliated funds that participate in Fidelity's FundsNetwork®.
  Allocating assets among underlying funds according to a stable target asset allocation of approximately:

Domestic Equity Funds	17%

International Equity Funds	7%

Bond Funds	46%

Short-Term Funds	30%
  Providing exposure to multiple investment managers through investment in underlying affiliated and non-affiliated funds.

Principal Investment Risks
  Multiple Sub-Adviser Risk. Separate investment decisions and the resulting purchase and sale activities of an underlying fund's sub-advisers might adversely affect an underlying fund's performance or lead to disadvantageous tax consequences.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts) for updated return information.
Year-by-Year Returns Calendar Year

During the period shown in the chart:	Returns	Quarter ended
Highest Quarter Return	1.95%	December 31, 2013
Lowest Quarter Return	-1.37%	June 30, 2013
Year-to-Date Return	1.32%	March 31, 2014

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended
December 31, 2013
Average Annual Total Returns Strategic Strategic Advisers Multi-Manager Income Fund	Past 1 year	Life of class		Inception Date
Class: Strategic Advisers Multi-Manager Income Fund Return Before Taxes	4.40%	4.07%	[1]	Dec. 20, 2012
Class: Strategic Advisers Multi-Manager Income Fund Return After Taxes on Distributions	3.43%	3.13%	[1]	Dec. 20, 2012
Class: Strategic Advisers Multi-Manager Income Fund Return After Taxes on Distributions and Sale of Fund Shares	2.61%	2.41%	[1]	Dec. 20, 2012
Barclays® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(2.02%)	(1.73%)	[1]	Dec. 20, 2012
Strategic Advisers Multi-Manager Income Composite Index℠ (reflects no deduction for fees or expenses)	4.94%	4.68%	[1]	Dec. 20, 2012
[1]	From December 20, 2012.